Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets, net

Note 7 Other Intangible Assets, Net

In 2016, the changes in other intangible assets related to foreign currency translation and the acquisition of TransFirst. Refer to Note 23 for more information on acquisitions.

Significant components of other intangible assets as of December 31, 2016 and 2015 are summarized as follows:

	2016
(in thousands)	Gross	Accumulated Amortization	Net
Merchant relationships	$588,000	(63,000)	$525,000
Channel relationships	439,600	(148,815)	290,785
Customer relationships	166,340	(122,465)	43,875
Trade name	62,397	(45,197)	17,200
Covenants-not-to-compete	29,940	(13,869)	16,071
Database	28,000	(19,600)	8,400
Trade association	10,000	(6,750)	3,250
Favorable lease	3,006	(911)	2,095
Total	$1,327,283	(420,607)	$906,676

	2015
(in thousands)	Gross	Accumulated Amortization	Net
Channel relationships	$318,600	(99,909)	$218,691
Customer relationships	166,579	(104,736)	61,843
Trade name	46,422	(24,422)	22,000
Covenants-not-to-compete	14,940	(7,834)	7,106
Database	28,000	(14,000)	14,000
Trade association	10,000	(5,750)	4,250
Favorable lease	875	(445)	430
Total	$585,416	(257,096)	$328,320

Amortization related to other intangible assets, which is recorded in selling, general and administrative expenses, was $163.8 million, $75.8 million and $77.3 million for 2016, 2015 and 2014, respectively.

The weighted average useful life for each component of other intangible assets, and in total, as of December 31, 2016 is as follows:

Weighted Average Amortization Period (Yrs)
Merchant relationships	7.0
Channel relationships	8.6
Customer relationships	8.2
Trade name	3.9
Covenants-not-to-compete	4.1
Database	5.0
Trade association	10.0
Favorable lease	5.4
Total	7.4

Estimated future amortization expense of other intangible assets as of December 31, 2016 for the next five years is:

(in thousands)
2017	$180,304
2018	161,647
2019	145,601
2020	140,193
2021	119,617